Advances to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of advances to suppliers [Abstract]
Raw material prepayments for equipment production	$ 1,203,451	$ 584,655
Construction material prepayments	2,302,094	1,943,755
Land reclamation prepayments	427,219	437,980
Advances to construction subcontractors	469,460	400,187
Total:	4,402,223	3,366,577
Less: allowances for doubtful accounts	(2,830,556)	(916,948)
Advances to suppliers, net, third parties	$ 1,571,667	$ 2,449,629